Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2023
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and evaluation assets

	December 31, 2023	December 31, 2022
Balance, beginning of year	$168,684	$172,824
Capital expenditures	—	6,359
Property acquisitions	18,486	301
Divestitures	(2,965)	(498)
Property swaps	1,000	385
Impairment reversal	—	22,503
Exploration and evaluation expense	(8,896)	(30,239)
Transfers to oil and gas properties (note 7)	(83,530)	(8,496)
Foreign currency translation	(1,860)	5,545
Balance, end of year	$90,919	$168,684